Trade Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade Receivables [Abstract]
Trade receivables	$ 97,424	$ 104,817
Less: allowance for expected credit losses	(1,112)	(1,295)
Trade receivables—net	$ 96,312	$ 103,522